real estate joint ventures and investment in associate - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Real estate joint ventures
Interest expense	$ 205	$ 204	$ 413	$ 397
Net income	344	315	677	668
Comprehensive income	430	(461)	1,450	482
Real estate joint ventures
Real estate joint ventures
Revenue	3		5
Depreciation and amortization	3		4
Interest expense	1		1
Net income	(3)	(31)	(10)	(33)
Comprehensive income	0	0	0	0
Capitalized financing costs	$ 1		$ 4
Provision for income taxes of the partners recognized in net income and comprehensive income		$ 0		$ 0	$ 0	$ 0